Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

Note 14 - Related Party Transactions

The Company has granted loans to certain directors and executive officers and their related interests. Such loans are made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other borrowers and, in management’s opinion, do not involve more than the normal risk of collectability. All loans to directors and executive officers or their related interests are submitted to the Board of Directors for approval. A summary of loans to directors, executive officers and their related interests follows:

	2020	2019
	(dollars in thousands)
Balance, at beginning of the year	$10,295	$9,284
Beginning balance adjustment	2,586	—
Disbursements during the year	7,708	4,833
Collections during the year	(3,643)	(3,822)
Balance, at end of the year	$16,946	$10,295

During 2020, the Company implemented new procedures to identify loans made to directors, executive officers and their related interests. In order to align the new identification process with the prior year method, a one-time adjustment to the December 31, 2020 beginning balance is reflected in the above table. At December 31, 2020, the Company had approved, but unused lines of credit, totaling $2.9 million to executive officers and directors, and their related interests, compared to $1.3 million at December 31, 2019. In addition, at December 31, 2020, the Company had $30.5 million of deposits for executive officers and directors, and their related interests compared to $12.7 million at December 31, 2019. Preferred stock issued to directors, executive officers and their related interests was $1.2 million at December 31, 2020 and 2019. Additionally, certain directors have been issued the subordinated debt of the Company. The amount of related interest in the Company’s subordinated debt in 2020 is $1.3 million compared to $1.1 million at December 31, 2019. In the ordinary course of business during 2020, the Bank purchased $227,000 of vehicles from a dealership that is considered a related party.

During 2017, the Company’s broker-dealer subsidiary (The Strategic Alliance Corporation) brokered a private placement offering in the amount of $4.1 million, producing revenue in 2017 of $202,250. Certain officers and directors of the Bank were involved with the transaction as investors in the private placement.